Note 19 - Segmented Information	12 Months Ended
Jan. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 19 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one business segment providing logistics technology solutions. The following tables provide our segmented revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010
Revenues
United States	48,602	44,903	44,544
Canada	15,051	12,960	9,167
Americas, excluding Canada and United States	1,196	958	789
Belgium	19,319	17,705	1,450
EMEA, excluding Belgium	24,515	19,149	14,249
Asia Pacific	5,307	3,500	3,569
	113,990	99,175	73,768

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010
Revenues
Services	105,645	93,684	69,590
Licenses	8,345	5,491	4,178
	113,990	99,175	73,768

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; and (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products. License revenues derive from licenses granted to our customers to use our software products.

The following table provides our segmented information by geographic area of operation for our long-lived assets. Long-lived assets represent capital assets, goodwill and intangibles that are attributed to individual geographic segments.

	January 31,	January 31,
	2012	2011
Total long-lived assets
United States	43,312	31,666
Canada	24,926	25,908
Belgium	36,581	43,055
EMEA, excluding Belgium	19,148	4,120
Asia Pacific	6	5
	123,973	104,754